Trading assets and liabilities	12 Months Ended
Dec. 31, 2012
Trading Assets and Liabilities [Abstract]
Trading assets and liabilities
5.	Trading assets and liabilities

The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2012	2011

Trading assets:
Sovereign bonds	5,146	20,415
Cross-currency interest rate swaps	49	21
Forward foreign exchange	50	-
Future contracts	20	-
Total	5,265	20,436

Trading liabilities:
Interest rate swaps	100	748
Cross-currency interest rate swaps	32,182	4,836
Forward foreign exchange	22	-
Total	32,304	5,584

Sovereign bonds outstanding as of December 31, 2012, 2011 and 2010, have generated gains of $0.1 million during 2012 and 2010, respectively, and loss of $0.7 million during 2011 which have been recorded in earnings.

As of December 31, 2012 and 2011, bonds with a carrying value of $1.3 million and $19.0 million, respectively, secured repurchase agreements accounted for as secured borrowings and derivative financial instruments transactions.

During 2012, 2011 and 2010, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31,
(In thousands of US$)	2012	2011	2010

Interest rate swaps	(310)	(299)	(2,091)
Cross-currency interest rate swaps	11,537	(4,858)	(1,662)
Credit default swap	-	-	13
Forward foreign exchange	27	93	-
Future contracts	207	(29)	-
Total	11,461	(5,093)	(3,740)

These amounts are reported in the Net gain (loss) from trading securities and Net gain (loss) from the investment fund trading lines in the consolidated statements of income.

In addition to the trading derivative financial instruments, the Bank has hedging derivative financial instruments that are disclosed in Note 21.

As of December 31, 2012 and 2011, trading derivative liabilities include interest rate swap and cross-currency interest rate swap contracts that were previously designated as fair value hedges of securities available-for-sale, and foreign-currency loans and borrowings, respectively that no longer qualify for hedge accounting. Hedge accounting of certain fair value hedges was discontinued during 2012. Adjustments to the carrying value of the hedged underlying transactions are amortized in the interest expense line over the remaining term of these transactions. Changes in the fair value of these derivative instruments after discontinuation of fair value hedge accounting are recorded in Net gain (loss) from trading securities.

As of December 31, 2012 and 2011, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2012			2011
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	35,291	-	100	17,000	-	748
Cross-currency interest rate swaps	155,081	49	32,182	85,163	21	4,836
Forward foreign exchange	7,152	50	22	-	-	-
Future contracts	6,896	20	-	139	-	-
Total	204,420	119	32,304	102,302	21	5,584